FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 33-72212


                       Aquila Rocky Mountain Equity Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2006





Item 1. Schedule of Investments.


                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                SEPTEMBER 30,2006
                                   (unaudited)

                                                                                          Market
         Shares          Common Stocks (86.0%)                                            Value      (a)
----------------------------------------------------------------------------    ------------------------

              Basic Industry  (9.9%)
              --------------------------------------------------------------
        25,000 Allied Waste Industries, Inc.+                                                   $281,750
        15,000 Ball Corp.                                                                        606,750
        34,000 Knight Transportation, Inc.                                                       576,300
         8,000 Newmont Mining Corp.                                                              342,000
         5,000 Phelps Dodge Corp.                                                                423,500
        14,000 SkyWest, Inc.                                                                     343,280
                                                                                ------------------------
                                                                                               2,573,580
                                                                                ------------------------

               Business Services (2.1%)
               --------------------------------------------------------------
        14,000 Insight Enterprises, Inc.+                                                        288,540
         3,000 OfficeMax, Inc.                                                                   122,220
         4,000 Viad Corp.                                                                        141,640
                                                                                ------------------------
                                                                                                 552,400
                                                                                ------------------------

              Capital Spending (6.1%)
              --------------------------------------------------------------    ------------------------
         4,000 Dynamic Materials Corp.+                                                          129,680
        30,000 Mity Enterprises, Inc.+                                                           546,000
        16,000 Mobile Mini, Inc.+                                                                454,560
        10,000 Radyne Corp.+                                                                     122,400
        32,000 Semitool, Inc.+                                                                   330,880
                                                                                ------------------------
                                                                                               1,583,520
                                                                                ------------------------

              Consumer Cyclicals (0.9%)
              --------------------------------------------------------------
         5,000 M.D.C. Holdings, Inc. 								232,250
                                                                                ------------------------

              Consumer Services (18.1%)
              --------------------------------------------------------------
         6,500 Apollo Group, Inc. (Class A)+                                                     320,060
        37,000 Coldwater Creek, Inc.+                                                          1,064,120
         3,400 Comcast Corp. (Special Class A)+                                                  125,154
        18,000 EchoStar Communications Corp. (Class A)+                                          589,320
        15,000 International Game Technology                                                     622,500
         1,100 Liberty Global, Inc. Series A+                                                     28,314
         1,100 Liberty Global, Inc. Series C+                                                     27,566
         1,250 Liberty Media Capital Series A+                                                   104,463
         6,250 Liberty Media Interactive Series A+                                               127,375
        12,000 MGM Mirage+                                                                       473,880
        14,000 PETsMART, Inc.                                                                    388,640
        12,000 Shuffle Master, Inc.+                                                             324,120
         9,000 Station Casinos, Inc.                                                             520,470
                                                                                ------------------------
                                                                                               4,715,982
                                                                                ------------------------

               Consumer Staples (1.9%)
               --------------------------------------------------------------
        16,000 Discovery Holding Co. Class A+                                                    231,360
         5,000 P.F. Chang's China Bistro, Inc.+                                                  173,550
         6,000 Rocky Mountain Chocolate Factory, Inc.                                             81,420
                                                                                ------------------------
                                                                                                 486,330
                                                                                ------------------------

               Energy (4.2%)
               -------------------------------------------------------------
         3,000 Bill Barrett Corp.+                                                                73,680
        10,000 Cimarex Energy Co.                                                                351,900
         8,000 Headwaters, Inc.+                                                                 186,800
         6,000 Questar Corp.                                                                     490,620
                                                                                ------------------------
                                                                                               1,103,000
                                                                                ------------------------

               Financial (11.2%)
               --------------------------------------------------------------
        25,000 First State Bancorporation                                                        649,250
        17,000 Glacier Bancorp, Inc.                                                             580,890
        22,000 Janus Capital Group, Inc.                                                         433,840
         9,000 MoneyGram International, Inc.                                                     261,540
        10,000 Wells Fargo & Company                                                             361,800
         8,000 Zions Bancorporation                                                              638,480
                                                                                ------------------------
                                                                                               2,925,800
                                                                                ------------------------

               Health Care (15.3%)
               --------------------------------------------------------------
        19,000 Array BioPharma, Inc.+                                                            161,880
        22,000 Medicis Pharmaceutical Corp. (Class A)                                            711,700
        57,000 Merit Medical Systems, Inc.+                                                      774,060
        20,000 Myriad Genetics, Inc.+                                                            493,000
        19,000 NightHawk Radiology Holdings, Inc.+                                               363,470
         6,000 Providence Service Corp.                                                          165,540
        18,000 Sonic Innovations, Inc.+                                                           73,440
        21,000 Spectranetics Corp.+                                                              245,700
        12,000 USANA Health Services, Inc.+                                                      535,080
        11,000 Ventana Medical Systems, Inc.+                                                    449,130
                                                                                ------------------------
                                                                                               3,973,000
                                                                                ------------------------

               Technology (13.8%)
               --------------------------------------------------------------
        19,000 Avnet, Inc.+                                                                      372,780
        44,000 CIBER, Inc.+                                                                      291,720
        20,000 First Data Corp.                                                                  840,000
         5,000 Inter-Tel, Inc.                                                                   108,050
        14,000 JDA Software Group, Inc.+                                                         215,880
        31,000 Microchip Technology, Inc.                                                      1,005,020
        32,000 Micron Technology, Inc.+                                                          556,800
         7,000 RightNow Technologies, Inc.+                                                      109,270
        11,000 SpectraLink Corp.                                                                  90,310
                                                                                ------------------------
                                                                                               3,589,830
                                                                                ------------------------

               Utilities (2.5%)
              --------------------------------------------------------------
         4,000 Kinder Morgan, Inc.                                                               419,400
         4,000 PNM Resources, Inc.                                                               110,280
         4,000 UniSource Energy Corp.                                                            133,320
                                                                                ------------------------
                                                                                                 663,000
                                                                                ------------------------

                 Total Common Stocks  (cost $14,698,890)                                      22,398,692
                                                                                ------------------------


         Shares          Investment Companies (9.3%)
----------------------------------------------------------------------------
            $   1,210,000 AIM S-T Invest. Co. Prime Port. Inst.
                          Cl. Money Market Fund                                                1,210,000
                1,210,000 JP Morgan Liquid Assets Money Market Fund                            1,210,000
                                                                                ------------------------
                            Total Investment companies (cost $2,420,000)                       2,420,000
                                                                                ------------------------


                   Total Investments (cost $17,118,890*)           95.3%                      24,818,692
                   Other assets less liabilities                    4.7                        1,233,908
                                                               -----------------------------------------

                  Net Assets                                      100.0%                     $26,052,600
                                                               =========================================

                                                                                            Percent of
                         Portfolio Distribution (unaudited)                                  Portfolio
                         Rocky Mountain Region

                         Arizona                             25.5%

                         Colorado                            20.1

                         Idaho                                8.0

                         Montana                              4.1

                         Nevada                               7.8

                         New Mexico                           3.1

                         Utah                                16.4
                                                             -------

                                                             85.0
                                                             -------


                         Other Investments                    5.2

                         Investment Companies                 9.8
                                                             --------
                                                            100.0 %
							     --------
							     --------


* Cost for Federal income tax and financial reporting purposes is identical.

+ Non-income producing security.

                       See accompanying notes to financial
                                  statements.

                          NOTES TO FINANCIAL STATEMENTS
                        AQUILA ROCKY MOUNTAIN EQUITY FUND


(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,698,890 amounted to $7,699,802, which consisted of aggregate gross unrealized appreciation of $7,952,449 and aggregate gross unrealized depreciation of $252,647.


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      --------------------------------
      Diana P. Herrmann
      President and Trustee
      November 27, 2006


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	November 27, 2006